Intangibles (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill [abstract]
Amortization of intangible assets	$ 2,773	$ 2,772	$ 2,773
Goodwill	104,096
Recoverable amount of asset or cash-generating unit	$ 794,301
Weighted Average Cost Of Capital	11.01%